Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Line Items]
Schedule of Income Tax Expense (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Current tax expense:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	685,937
Sub-total	-	-	685,937
Deferred tax expense (benefit):
Cayman	-	-	-
Hong Kong	-	-	-
PRC	-	606,704	1,567,656
Sub-total	-	606,704	1,567,656
Total income tax expense	$-	$606,704	$2,253,593

Schedule of Table Reconciles the China Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	0.7%	(5.9)%	(8.2)%
Permanent difference	12.7%	-%	(0.1)%
Change in allowance for credit loss	(2.8)%	-%	-%
Non-PRC entities not subject to PRC income tax	(14.4)%	(2.7)%	(4.4)%
Tax effect of unrecognized deferred tax assets	(21.2)%	-%	-%
Change in valuation allowance	-%	(23.9)%	(64.4)%
Effective tax rate	-%	(7.5)%	(52.1)%

Schedule of Deferred Tax Assets

The significant components of the deferred tax assets are summarized below:

	As of September 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$2,167,162	$2,198,476
Total deferred tax assets	2,167,162	2,198,476
Valuation allowance	(2,167,162)	(2,198,476)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Changes in Valuation Allowance

Inventories valuation allowance movement is as follows:

	As of September 30,
	2025	2024
Beginning balance	$124,512	$69,746
Addition	-	50,651
Foreign currency translation adjustments	(1,773)	4,115
Ending balance	$122,739	$124,512

Schedule of Net Operating Loss Carryforwards will Expire

As of September 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Years ending September 30,	Amount

2026	$4,769,719
2027	14,305,789
2028	3,525,700
2029	7,287,564
2030	2,389,702
Total	$32,278,474

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of September 30,
	2025	2024
Value added tax payable	$586,051	$873,750
Other taxes payable	54,729	147,431
Total taxes payable	$640,780	$1,021,181

Accounts Receivable [Member]
Taxes [Line Items]
Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of September 30,
	2025	2024
Beginning balance	$2,198,476	$1,515,508
Additions	-	606,704
Foreign currency translation adjustments	(27,664)	76,264
Ending balance	$2,167,162	$2,198,476